Premises And Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Premises And Equipment

(Dollars in thousands)	2012	2011
Land	$81,761	$70,022
Buildings	221,022	211,521
Furniture, fixtures and equipment	101,907	89,283

Total premises and equipment	404,690	370,826
Accumulated depreciation	(101,167)	(85,219)

Total premises and equipment, net	$303,523	$285,607

Schedule Of Minimum Future Annual Rent Commitments

(Dollars in thousands)	Amount
Year ending December 31,
2013	$10,830
2014	9,535
2015	8,807
2016	7,601
2017	6,332
2018 and thereafter	39,671

Total	$82,776